Line Of Credit	6 Months Ended	12 Months Ended
	Jul. 03, 2015	Dec. 31, 2014
Notes to Financial Statements
NOTE G - LINE OF CREDIT

In April 2014, the Company entered into an asset based loan agreement ("Credit Facility") with a bank. The Credit Facility provides the Company a revolving line of credit with a borrowing base equal to the lesser of $1,000,000 or 85% of eligible non JV accounts receivables and the lessor of 25% or $250,000 on New West's receivable from the JV. The accounts receivable of the JV are not included in the borrowing base. Amounts borrowed on the line of credit accrue interest monthly at the greater of: (i) prime plus 3% (6.25% at July 3, 2015 and December 31, 2014) or (ii) $3,750. Additionally, the Company is charged a monthly collateral fee of $2,000.

We were fully funded as of July 3, 2015 and December 31, 2014 under the revolving line of credit. Average daily borrowings under the revolving line of credit were $139,000 and $420,000 during 2015 and 2014, respectively. The Credit Facility is collateralized by substantially all the assets of the Company. The Credit Facility contains standard business and financial covenants including a minimum tangible net worth requirement and a prohibition of dividend payments.

At December 31, 2014 and July 3, 2015, the Company was in technical default of the tangible net worth requirement under our revolving line of credit agreement as a result of recording the Derivative and put liabilities. The bank provided a waiver as of December 31, 2014 and July 3, 2015.

In April 2014, the Company entered into an asset based loan agreement ("Credit Facility") with a bank. The Credit Facility provides the Company a revolving line of credit with a borrowing base equal to the lesser of $1,000,000 or 85% of eligible non JV accounts receivables and the lessor of 25% or $250,000 on New West's receivable from the JV. The accounts receivable of the JV are not included in the borrowing base. Amounts borrowed on the line of credit accrue interest monthly at the greater of: (i) prime plus 3% (6.25% at December 2014) (ii) $3,750. Additionally, the Company is charged a monthly collateral fee of $2,000. We were fully funded under our revolving line of credit as of December 2014. Average daily borrowings under the revolving line of credit were $247,000 during 2014. The Credit Facility is collateralized by substantially all the assets of the Company. The Credit Facility contains standard business and financial covenants including a minimum tangible net worth requirement and a prohibition of dividend payments.

At December 2014, the Company was in technical default of the tangible net worth requirement under our revolving line of credit agreement as a result of recording the Derivative and put liabilities. The bank provided a waiver as of December 2014. The Company expects to be in technical default as of March 2015.